Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

September 30, 2023:		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$26,010,413	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	36,250

December 31, 2022:		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$356,864,000	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	7,250

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

December 31, 2022:		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$356,864,000	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	7,250

December 31, 2021:		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$351,915,805	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	420,500

Schedule of Quantitative Information in Fair Value Measurements

The following table provides quantitative information regarding Level 3 fair value measurements at September 30, 2023 and December 31, 2022:

	At September 30, 2023	At December 31, 2022
Share Price	$10.83	$10.33
Exercise Price	$11.50	$11.50
Term (years)	5.21	5.10
Industry Volatility	6.7%	4.40%
Risk Free Rate	4.50%	3.91%
Dividend Yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements at December 31, 2022 and 2021:

	At December 31, 2022	At December 31, 2021
Share Price	$10.33	$9.78
Exercise Price	$11.50	$11.50
Term (years)	5.10	5.85
Industry Volatility	4.40%	9.7%
Risk Free Rate	3.91%	1.33%
Dividend Yield	0.00%	0.00%